EMPLOYEE RETENTION ALLOWANCE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information Employee Allowance [Abstract]
Disclosure Of Detailed Information About Employee Retention Allowance Explanatory [Text Block]
$
Balance at December 31, 2017	208,153
Disbursements	(19,547)
Foreign exchange gain	(16,739)
Balance at December 31, 2018	171,867
Foreign exchange loss	8,652
Balance at December 31, 2019	180,519